CONVERTIBLE NOTES (Details Narrative) - USD ($)																																		1 Months Ended	12 Months Ended
	Feb. 14, 2023	Nov. 03, 2022	Nov. 03, 2022	Oct. 06, 2022	Sep. 21, 2022	Sep. 21, 2022	Aug. 15, 2022	Aug. 12, 2022	Jun. 30, 2022	May 12, 2022	Apr. 12, 2022	Mar. 29, 2022	Mar. 07, 2022	Jan. 04, 2022	Dec. 07, 2021	Nov. 26, 2021	Oct. 21, 2021	Sep. 22, 2021	Aug. 19, 2021	Mar. 16, 2021	Jan. 05, 2021	Dec. 10, 2020	Dec. 10, 2020	Dec. 09, 2020	Dec. 02, 2020	Sep. 16, 2020	Sep. 12, 2020	Oct. 03, 2019	Oct. 03, 2019	Oct. 01, 2019	Sep. 04, 2019	Aug. 30, 2019	Aug. 10, 2017	Aug. 30, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Mar. 15, 2021	Nov. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Lowest trading price percentage																																			4.99%
Embedded derivative fair value of embedded derivative liability									$ 151,262																										$ 423,209	$ 151,262
Convertible debt principal amount									1,000																										168,200	1,000
Interest payable current and non current									8,000																										16,632	8,000
Liabilities									3,105,300																										3,177,507	3,105,300
Gain on extinguishment of debt																																			25,969	(17,503)
Proceeds from convertible debt																																			590,250	766,500
Settled debt premium									313,127																										91,171	313,127
Original issue discount									31,669																										38,994	31,669
Penalty amount																																			30,000
Premium Issued									644,980																										338,362	644,980
Original issue discounts amount																																			79,111	73,500
Additional debt issued																																			1,387,723	657,125
Amortization of debt discount																																			202,952	47,971
Conversion stock amount																																			$ 411,111	335,677
Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Interest payable current and non current									716																											716	$ 39,536	$ 43,176
Crown Bridge Partners, LLC [Member]
Debt interest rate																																			15.00%
Convertible debt principal amount																																			$ 65,280
Interest payable current and non current																																			35,722
1800 Diagonal Lending [Member]
Interest payable current and non current									4,700																										14,800	4,700
ONE44 Capital LLC [Member]
Interest payable current and non current									2,873																										24,255	2,873
Settled debt premium																																			289,459
GS Capital Partners, LLC [Member]
Interest payable current and non current																																			2,945
Coventry Enterprises LLC Securities Purchase Agreement [Member]
Monthly payment amount		$ 19,643
August 10, 2017 Consulting Agreement [Member]
Convertible debt outstanding balance																																	$ 310,000
Debt interest rate																																	10.00%
Convertible debt principal amount																																	$ 750		79,000	1,000		500
Lowest trading price percentage																																	65.00%
Maturity date																																	Aug. 10, 2019
Accrued liabilities current and non current																																						5,248				$ 155,000	$ 155,000
Debt instrument debt default interest rate																																	18.00%
Embedded derivative fair value of embedded derivative liability																																	$ 578,212
Convertible debt principal amount																																						8,500			$ 9,000
Interest payable current and non current									8,000																										9,543	8,000		22,168
August 10, 2017 Consulting Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																																			89,200
August 10, 2017 Consulting Agreement [Member] | Settlement and Mutual Release Agreement [Member]
Convertible debt outstanding balance																																	79,000		$ 0				$ 100,000
Accrued liabilities current and non current																																							25,000
Convertible debt principal amount																																							8,500
Interest payable current and non current																																	$ 10,185						23,262
Liabilities																																							$ 56,762
Gain on extinguishment of debt																																					43,238
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount																																									161,000	140,000
Interest payable current and non current																																									$ 19,418	$ 10,764
Securities Purchase Agreement [Member]
Debt interest rate																																			18.00%
Interest payable current and non current																																			$ 22,749
Original issue discount									452,308																										232,674	452,308
Debt instrument debt default interest rate					60.00%			60.00%
Amount of convertible debt outstanding with penalty																																			144,951
Amortization of debt discount																																			210,278	73,500
Securities Purchase Agreement [Member] | August 2019 Auctus Note [Member]
Debt interest rate																																24.00%		24.00%
Securities Purchase Agreement [Member] | September 22, 2021 Geneva Roth [Member]
Interest payable current and non current																																					3,120
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Convertible debt outstanding balance									0																											0
Debt interest rate																																10.00%		10.00%
Convertible debt principal amount																																				32,848	326,117	191,035
Lowest trading price percentage																																60.00%
Maturity date																																Aug. 30, 2020
Debt instrument debt default interest rate																																24.00%
Convertible debt principal amount																															$ 550,000	$ 550,000		$ 550,000
Interest payable current and non current									0																							15,000		15,000		0	0	486
Legal fees and due diligence expenses																															5,000
Diligence fees																															40,000
Proceeds from convertible debt																															$ 505,000
Settled debt premium									21,899																							$ 366,667		$ 366,667		21,899	217,411	127,356
Ownership limitations																																125.00%		4.99%
Debt instrument description																																Upon the holder’s election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests, if any.
Fair value adjustment of warrants																																$ 375,905
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Warrants and rights outstanding																																2,250,000		$ 2,250,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Warrants and rights outstanding																																$ 3,330,000		$ 3,330,000
Purchase of warrants																																300		300
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Warrants and rights outstanding																																$ 4,500,000		$ 4,500,000
Purchase of warrants																																225		225
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Debt interest rate																												15.00%	15.00%
Maturity date																												Oct. 03, 2020
Debt instrument debt default interest rate																													15.00%
Convertible debt principal amount									65,280																										65,280	65,280				$ 9,600
Interest payable current and non current									$ 25,930																										35,722	25,930
Gain on extinguishment of debt																												$ 43,520							43,520
Settled debt premium																												72,000	$ 72,000						13,889					6,400
Debt instrument description																													The conversion price of the Crown Bridge Note was equal to 60% (representing a 40% discount) of the lowest closing bid price of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion under such note, including the day upon which such notice was received.
Original issue discount																												5,000	$ 5,000
Unissued shares conversion																										15
Equity conversion																																								$ 16,000
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate																													110.00%
Ownership limitations																													4.99%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate																													150.00%
Ownership limitations																													9.99%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | August 2019 Auctus Note [Member]
Convertible debt principal amount																																						42,720
Interest payable current and non current																																						7,232
Settled debt premium																																						28,480
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member]
Convertible debt principal amount																												108,000	$ 108,000									65,280
Proceeds from convertible debt																													$ 100,000
Debt instrument principal payment																												$ 3,000
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member]
Convertible debt principal amount																																						101,000
Interest payable current and non current																																					0	5,082
Settled debt premium																																					20,000	67,333
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member]
Debt interest rate																														8.00%
Maturity date																														Oct. 01, 2020
Convertible debt principal amount																														$ 131,000							30,000	30,000
Interest payable current and non current																																					3,877	1,776
Proceeds from convertible debt																														125,000
Debt instrument principal payment																														$ 6,000
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | December Ten Two Thousand Twenty [Member]
Debt interest rate																						8.00%	8.00%
Maturity date																						Dec. 10, 2021
Debt instrument debt default interest rate																								24.00%
Convertible debt principal amount																						$ 131,000	$ 131,000
Proceeds from convertible debt																							125,000
Settled debt premium																						$ 174,666	174,666
Debt instrument description																						The conversion price for the above GW Holdings notes was equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Debt instrument principal payment																						$ 6,000
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | December Ten Two Thousand Twenty [Member] | Minimum [Member]
Debt instrument debt default interest rate																											110.00%
Ownership limitations																						4.99%
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | December Ten Two Thousand Twenty [Member] | Maximum [Member]
Debt instrument debt default interest rate																											150.00%
Ownership limitations																						9.99%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | December 02 2020 Geneva Roth [Member]
Debt interest rate																									8.00%
Maturity date																									Dec. 02, 2021
Convertible debt principal amount																									$ 78,000
Original issue discount																									$ 3,000
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | January 5, 2021 Geneva Roth [Member]
Debt interest rate																					8.00%
Maturity date																					Jan. 05, 2022
Convertible debt principal amount																					$ 68,500
Original issue discount																					$ 3,500
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | March 16, 2021 Geneva Roth [Member]
Debt interest rate																				8.00%
Maturity date																				Mar. 16, 2022
Convertible debt principal amount																				$ 63,500
Original issue discount																				$ 3,500
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | August 19, 2021 Geneva Roth [Member]
Debt interest rate																			8.00%
Convertible debt principal amount																			$ 103,750
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September 22, 2021 Geneva Roth [Member]
Debt interest rate																		8.00%
Maturity date																		Sep. 22, 2022	Aug. 19, 2022
Debt instrument debt default interest rate																		35.00%
Convertible debt principal amount																		$ 63,750
Settled debt premium																		$ 203,269
Debt instrument description																		The conversion price for the above Geneva Roth notes was equal to a 35% discount of the market price based on the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, Geneva Roth shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Geneva Roth and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock.
Original issue discount																		$ 3,750	$ 3,750
Debt outstanding principal percentage																		22.00%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September 22, 2021 Geneva Roth [Member] | Minimum [Member]
Debt instrument debt default interest rate																		110.00%
Ownership limitations																		9.99%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September 22, 2021 Geneva Roth [Member] | Maximum [Member]
Debt instrument debt default interest rate																		129.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member]
Debt interest rate														8.00%			8.00%
Convertible debt principal amount																																			370,000
Maturity date																	Oct. 21, 2022
Debt instrument debt default interest rate									65.00%
Convertible debt principal amount																	$ 63,750																		0
Settled debt premium									$ 262,500																										$ 199,230	$ 262,500
Ownership limitations																																			150.00%
Debt instrument description									The conversion price for the above 1800 Diagonal notes is equal to 65% (representing a 35% discount) of the market price of the common stock, which is based on the average of the lowest three trading prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion of such note.
Penalty amount																																			$ 1,000
Debt outstanding principal percentage									22.00%
Debt issue costs																$ 3,750
Premium Issued																																			56,538
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | Minimum [Member]
Debt instrument debt default interest rate									110.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | Maximum [Member]
Debt instrument debt default interest rate									129.00%
Ownership limitations									9.99%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | October Twenty One Two Thousand Twenty One [Member]
Debt issue costs																	$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | November Twenty Six Two Thousand Twenty One [Member]
Debt interest rate																8.00%
Maturity date																Nov. 26, 2022
Convertible debt principal amount																$ 53,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | January Four Two Thousand Twenty Two [Member]
Maturity date														Jan. 04, 2023
Convertible debt principal amount														$ 63,750
Debt issue costs														$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | March Seven Two Thousand Twenty Two [Member]
Debt interest rate													8.00%
Maturity date													Mar. 07, 2023
Convertible debt principal amount													$ 68,750
Debt issue costs													$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | April Twelve Two Thousand And Twenty Two [Member]
Debt interest rate											8.00%
Maturity date											Apr. 12, 2023
Convertible debt principal amount											$ 68,750
Debt issue costs											$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eight hundred Diagonal Note [Member]
Debt interest rate										8.00%
Maturity date										May 12, 2023
Convertible debt principal amount										$ 63,750
Debt issue costs										$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | June Thirty Twenty Twenty Two Thousand Eight hundred Diagonal Note [Member]
Debt interest rate									8.00%																											8.00%
Maturity date									Jun. 30, 2023
Convertible debt principal amount									$ 105,000																											$ 105,000
Debt issue costs									3,750
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
Debt interest rate	10.00%
Convertible debt principal amount																																			338,700	54,300
Maturity date	Feb. 14, 2024
Convertible debt principal amount	$ 111,111								235,700						$ 170,000																				118,111	235,700
Interest payable current and non current									9,519																										4,726	9,519
Legal fees and due diligence expenses	$ 5,500
Settled debt premium									29,238																										182,376	29,238
Debt outstanding principal percentage	24.00%
Premium Issued																																			133,305
Debt issuance discount	$ 11,111
Debt principal increase percentage	20.00%
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate	120.00%
Penalty amount	$ 250
Debt instrument debt default interest rate	60.00%
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate	135.00%
Penalty amount	$ 500
Debt instrument debt default interest rate	65.00%
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | December Seven Two Thousand Twenty One Geneva Roth [Member]
Debt interest rate															10.00%
Maturity date															Dec. 07, 2022
Original issue discounts amount															$ 25,500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | March Twenty Nine Two Thousand Twenty Two [Member]
Debt interest rate												10.00%
Maturity date												Mar. 29, 2023
Convertible debt principal amount												$ 120,000
Original issue discounts amount												$ 18,000
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | August Fifteen Two Thousand Twenty Two [Member]
Debt interest rate							10.00%
Maturity date							Aug. 15, 2023
Convertible debt principal amount							$ 110,000
Legal fees and due diligence expenses							5,500
Debt issuance discount							$ 10,000
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Debt interest rate					8.00%	8.00%		8.00%
Lowest trading price percentage					65.00%			65.00%
Maturity date					Mar. 21, 2024			Aug. 12, 2023
Debt instrument debt default interest rate					24.00%
Convertible debt principal amount					$ 71,500	$ 71,500		$ 93,000																											75,300
Interest payable current and non current									4,263																											4,263
Legal fees and due diligence expenses					$ 2,500			$ 3,000
Ownership limitations					4.99%			4.99%
Original issue discount					$ 4,000	$ 4,000		$ 5,000
Penalty amount					250
Debt principal increase percentage						20.00%
Net proceeds					$ 65,000			$ 85,000
Conversion price, description					Such note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2 (the “September Fixed Price”). However, in the event the common stock trades below $1.40 per share for more than five consecutive trading days, then the September Fixed Price becomes $0.90 per share.			The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2.80 per share (the “Fixed Price”). However, in the event the common stock trades below $2 per share for more than five consecutive trading days, then the Fixed Price becomes $1.30 per share.
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate					110.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate						125.00%
Penalty amount					$ 500
Securities Purchase Agreement [Member] | Red Road Holdings Securities Purchase Agreement [Member]
Debt interest rate				8.00%
Debt instrument debt default interest rate				22.00%
Convertible debt principal amount				$ 53,750
Interest payable current and non current																																			2,150
Legal fees and due diligence expenses				3,750
Proceeds from convertible debt				50,000
Settled debt premium				$ 28,942
Debt instrument description				65%
Penalty amount				$ 1,000
Percentage of outstanding shares of common stock				4.99%
Note prepayment pemium description				The Red Road Note may be prepaid until 180 days from its issuance date, subject to the following: if prepaid within 60 days of the issuance date, the prepayment premium is 110% of the face amount of such note plus any accrued interest, if prepaid after 60 days but less than 91 days from the issuance date, then the prepayment premium is 115% of the face amount plus any accrued interest of such note., if prepaid after 90 days but less than 121 days from the issuance date, then the prepayment premium is 120% of the face amount plus any accrued interest of such note, if prepaid after 120 days but less than 151 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest of such note, and if prepaid after 150 days but less than 181 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest of such note.
Amount of convertible debt outstanding with penalty																																			0
Amount repaid for covertible debt																																			53,750
Additional debt issued																																			28,942
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Debt interest rate		10.00%	10.00%
Convertible debt principal amount		$ 125,000
Convertible debt principal amount		125,000	$ 125,000
Interest payable current and non current																																			22,749
Proceeds from convertible debt		100,000
Original issue discount		25,000	25,000
Amount of convertible debt outstanding with penalty																																			144,951
Amount repaid for covertible debt																																			5,049
Additional debt issued																																			561
Debt instrument guaranteed interest		$ 12,500	$ 12,500
Number of shares issued		75,000	75,000
Amortization of debt discount		$ 37,500	$ 37,500
Debt Default penalty																																			25,000
Settlement of convertible debt																																			142,908
Auctus Financing Agreement [Member]
Convertible debt principal amount									0																											0	32,848	358,965
Crown Bridge Financing Agreement [Member] | Crown Bridge Partners, LLC [Member]
Convertible debt principal amount																																			$ 0
GW Holdings Financing Agreement [Member] | December Ten Two Thousand Twenty [Member]
Convertible debt principal amount																																						$ 90,000
Interest payable current and non current									7,885																											7,885
Settled debt premium									60,000																											60,000
Penalty amount																																				4,000
GW Holdings Financing Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member]
Settled debt premium																																					27,333
GW Holdings Financing Agreement [Member] | GW Holdings Group, LLC [Member] | December Ten Two Thousand Twenty [Member]
Convertible debt principal amount																						$ 90,000	90,000														41,000
Interest payable current and non current									0													$ 1,084	$ 1,084													0	4,636
Geneva Roth Financing Agreement [Member] | September 22, 2021 Geneva Roth [Member]
Convertible debt principal amount									299,500																											299,500	78,000
Interest payable current and non current									11,980																											11,980
Geneva Roth Financing Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September 22, 2021 Geneva Roth [Member]
Convertible debt principal amount									0																											0	132,000
Interest payable current and non current																																					3,477
Settled debt premium									161,269																											161,269	$ 42,000
6th Street Financing Agreement [Member] | 1800 Diagonal Lending [Member]
Convertible debt principal amount																																				117,500
Convertible debt principal amount									265,000																											265,000
Interest payable current and non current									6,081																											6,081
Settled debt premium									$ 63,269																											$ 63,269